Other non-current financial and non-financial assets - Summary of Other Non-current Financial and Non-financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
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Fair value of non-current derivatives – assets	$ 4.5	$ 66.1
Deposits	1.2	1.5
Other	3.2	2.7
Total other non-current financial assets	8.9	70.3
Prepaid expenses	2.3	1.8
Other	1.2	0.9
Total other non-current non-financial assets	$ 3.5	$ 2.7